Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Trade accounts payable
Schedule of trade accounts payable

	12/31/2018	12/31/2017

Domestic suppliers	559,885	575,631
Foreign suppliers	72,680	45,548
	632,565	621,179